Debt - Long-term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Discount - 2025 Notes	$ (6.8)	$ 0.0
Total long-term debt	$ 274.6	154.6
Convertible Debt
Debt Instrument [Line Items]
Convertible debt, interest rate	4.125%
Long-term debt, gross	$ 245.8	0.0
Revolving Credit Facility
Debt Instrument [Line Items]
Letters of credit outstanding, amount	14.4	11.0
Line of credit, remaining borrowing capacity	275.0	234.4
Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Long-term debt, gross	$ 35.6	$ 154.6
LIBOR borrowings | Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility, interest rate	2.40%
Base rate borrowings | Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility, interest rate	4.50%